Cover Page	Sep. 04, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 04, 2024
Entity Registrant Name	PERIMETER SOLUTIONS, SA
Entity Incorporation, State or Country Code	N4
Entity File Number	001-41027
Entity Tax Identification Number	98-1632942
Entity Address, Address Line One	28, Boulevard Raiffeisen
Entity Address, Postal Zip Code	L-2411
Entity Address, Country	LU
Entity Address, City or Town	Grand Duchy of Luxembourg
City Area Code	314
Local Phone Number	396-7343
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001880319
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value $1.00 per share
Trading Symbol	PRM
Security Exchange Name	NYSE
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants for Ordinary Shares
Trading Symbol	PRMFF